Revenue - Disaggregation of revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Revenue.
Lease component	$ 1,736,864	$ 1,534,415		$ 1,233,816
Services component	388,675	426,884		345,914
Total revenue	$ 2,125,539	$ 1,961,299	[1]	$ 1,579,730

[1]	Re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the MTN SA Acquisition in May 2022.